Earnings (Loss) Per Share	6 Months Ended
Jun. 30, 2026
Earnings (Loss) Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

14. EARNINGS (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted income (loss) per ordinary share for the six months ended June 30, 2025 and 2026, respectively.

	Six Months	Six Months
	Ended	Ended
	June 30,	June 30,
	2025	2026
	(Unaudited)	(Unaudited)
Numerator:
Net loss attributable to ordinary shareholders	$(2,037,496)	$(6,782,691)
Denominator:
Weighted average number of ordinary shares outstanding – basic and diluted	15,008,011	71,746,133
Net loss per share – basic and diluted	$(0.136)	$(0.095)